Staff costs and Directors' remuneration - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about employees and directors [line items]
Government subsidies received		$ 5	$ 23
Leased hotels [member]
Disclosure of information about employees and directors [line items]
Income from government grants			12
Corporate office [member]
Disclosure of information about employees and directors [line items]
Income from government grants		$ 5	$ 11